Revenue, operating profit and segment analysis - Summary of analysis of non-current Assets by geographical location (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas
Non-current assets	£ 12,474	£ 11,193
North America
Disclosure Of Geographical Areas
Non-current assets	9,821	8,657
Europe
Disclosure Of Geographical Areas
Non-current assets	2,193	2,123
United Kingdom
Disclosure Of Geographical Areas
Non-current assets	1,253	1,299	£ 1,158
Rest of world
Disclosure Of Geographical Areas
Non-current assets	£ 460	£ 413